FDP Series, Inc.

Van Kampen Value FDP Fund

(the “Fund”)

Supplement dated August 24, 2012
to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund,
each dated September 28, 2011

Effective September 24, 2012, the Van Kampen Value FDP Fund is renamed “Invesco Value FDP Fund.”

Shareholders should retain this Supplement for future reference.

ALLPRSAI-FDP-0812SUP